Basis of Presentation (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Basis Of Presentation
Company generated cash from operations	$ 1,040,000	$ 5,230,000
Working capital	890,000	710,000
Net loss	$ 1,490,000	$ 1,480,000